ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Parties	RMB	RMB	US Dollars
Trade accounts receivable	¥39,825,619	¥37,916,569	$5,292,949
Allowance for credit losses	(1,193,857)	(2,064,085)	(288,135)
Total third-parties, net	¥38,631,762	¥35,852,484	$5,004,814

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Parties- long-term	RMB	RMB	US Dollars
Trade accounts receivable	¥774,604	¥886,267	$123,718
Allowance for credit losses	(774,604)	(886,267)	(123,718)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for doubtful accounts

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Beginning balance	¥995,449	¥1,968,461	$274,787
Charge to credit losses	973,012	981,891	137,066
Ending balance	¥1,968,461	¥2,950,352	$411,853